Information by Segment - Summary of Cash Flow By Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Segment Cash Flow [Line Items]
Net cash flows from (used in) operating activities	$ 1,319,678	$ 1,622,170	$ 840,165
Net cash flows from (used in) investing activities	(487,901)	(737,596)	(102,675)
Net cash flows from (used in) financing activities	(770,895)	(1,094,787)	(1,112,304)
Operating Segments [Member]
Disclosure Of Segment Cash Flow [Line Items]
Net cash flows from (used in) operating activities	1,319,678	1,622,170	840,165
Net cash flows from (used in) investing activities	(487,901)	(737,596)	(102,675)
Net cash flows from (used in) financing activities	(770,895)	(1,094,787)	(1,112,304)
Operating Segments [Member] | Generation [Member]
Disclosure Of Segment Cash Flow [Line Items]
Net cash flows from (used in) operating activities	1,290,222	1,628,242	1,120,335
Net cash flows from (used in) investing activities	(410,540)	(874,695)	(702,268)
Net cash flows from (used in) financing activities	(878,156)	(705,201)	(185,557)
Operating Segments [Member] | Distribution [Member]
Disclosure Of Segment Cash Flow [Line Items]
Net cash flows from (used in) operating activities	110,097	62,041	114,358
Net cash flows from (used in) investing activities	(133,217)	(72,867)	(118,014)
Net cash flows from (used in) financing activities	22,964	11,057	10,269
Material reconciling items [member]
Disclosure Of Segment Cash Flow [Line Items]
Net cash flows from (used in) operating activities	(80,641)	(68,113)	(394,528)
Net cash flows from (used in) investing activities	55,856	209,966	717,607
Net cash flows from (used in) financing activities	$ 84,297	$ (400,643)	$ (937,016)